Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Total Payments
Total	$ 21.8	$ 21.8
Eagle Ford Shale Texas [Member]
Total	$ 21.8	$ 21.8